BORROWINGS (Details)		1 Months Ended	12 Months Ended
	Oct. 01, 2020 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 ZAR (R)	Nov. 11, 2020 ZAR (R)	Oct. 23, 2020 ZAR (R)	Apr. 30, 2020 USD ($)	Feb. 19, 2020 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Gross lease liabilities						$ 162,000,000							$ 198,000,000
Total borrowings (note 35)			$ 2,033,000,000	$ 2,033,000,000	$ 2,268,000,000	1,931,000,000							2,033,000,000		$ 2,050,000,000
Current portion of borrowings (note 36)						(142,000,000)							(734,000,000)		(139,000,000)
Total non-current borrowings (note 36)						1,789,000,000							1,299,000,000		1,911,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			2,033,000,000	2,050,000,000	2,268,000,000
Undrawn facilities						1,475,000,000							1,752,000,000		1,788,000,000
Proceeds from borrowings			2,226,000,000	168,000,000	753,000,000
Repayment of borrowings			(2,310,000,000)	(123,000,000)	(967,000,000)
Finance costs paid on borrowings			(114,000,000)	(122,000,000)	(117,000,000)
Deferred loan fees			4,000,000	(7,000,000)	0
Other borrowing fees			(15,000,000)
Interest charged to the income statement			115,000,000	127,000,000	127,000,000
Reclassification of finance leases to lease liabilities			0	(60,000,000)	0
Translation			(8,000,000)	0	(14,000,000)
Closing balance			1,931,000,000	2,033,000,000	2,050,000,000
Finance costs paid on borrowings			114,000,000	122,000,000	117,000,000
Capitalised finance cost			(17,000,000)	(6,000,000)	0
Commitment fees, utilisation fees and other borrowing costs			13,000,000	12,000,000	13,000,000
Total finance costs paid			110,000,000	128,000,000	130,000,000
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			1,893,000,000	1,896,000,000	1,896,000,000	1,884,000,000							1,893,000,000		1,896,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			1,893,000,000	1,896,000,000
Closing balance			1,884,000,000	1,893,000,000	1,896,000,000
Australian dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			21,000,000	48,000,000	48,000,000	0							21,000,000		48,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			21,000,000	48,000,000
Closing balance			0	21,000,000	48,000,000
SA rand
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			72,000,000	75,000,000	75,000,000	0							72,000,000		75,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			72,000,000	75,000,000
Closing balance			0	72,000,000	75,000,000
Tanzanian shillings
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			47,000,000	29,000,000	29,000,000	47,000,000							47,000,000		29,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			47,000,000	29,000,000
Closing balance			47,000,000	47,000,000	29,000,000
Brazilian real
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			0	2,000,000	2,000,000	0							0		2,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			0	2,000,000
Closing balance			0	0	2,000,000
Within one year
Disclosure of detailed information about borrowings [line items]
Gross lease liabilities						43,000,000							52,000,000
Total borrowings (note 35)			734,000,000	139,000,000	139,000,000	142,000,000							734,000,000		139,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			734,000,000	139,000,000
Closing balance			142,000,000	734,000,000	139,000,000
Between one and two years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			110,000,000	734,000,000	734,000,000	812,000,000							110,000,000		734,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			110,000,000	734,000,000
Closing balance			812,000,000	110,000,000	734,000,000
Between two and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings (note 35)			898,000,000	860,000,000	860,000,000	0							898,000,000		860,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			898,000,000	860,000,000
Closing balance			0	898,000,000	860,000,000
After five years
Disclosure of detailed information about borrowings [line items]
Gross lease liabilities						36,000,000							57,000,000
Total borrowings (note 35)			291,000,000	317,000,000	317,000,000	$ 977,000,000							291,000,000		317,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Opening balance			291,000,000	317,000,000
Closing balance			$ 977,000,000	$ 291,000,000	$ 317,000,000
Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)						5.125%	5.125%	5.125%
Notional amount						$ 750,000,000
$700m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)						5.375%	5.375%	5.375%
Notional amount						$ 700,000,000					$ 700,000,000
Term of facility			10 years
$300m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)						6.50%	6.50%	6.50%
Notional amount						$ 300,000,000
Term of facility			30 years
Rated bonds - issued October 2020
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	3.75%					3.75%	3.75%	3.75%
Notional amount	$ 700,000,000					$ 700,000,000
Term of facility	10 years
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,400,000,000				1,400,000,000	$ 500,000,000	R 1,400,000,000
Term of facility		5 years
Reconciliation of borrowings (excluding lease liabilities) (4):
Undrawn facilities						$ 1,400,000,000							1,379,000,000		1,400,000,000
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)						1.45%	1.45%	1.45%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | BBSY
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)						1.45%	1.45%	1.45%
Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Notional amount | R								R 1,400,000,000	R 1,000,000,000			R 1,400,000,000		R 1,400,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Undrawn facilities													100,000,000		70,000,000
Syndicated loan facility (R1.4bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)						1.65%	1.65%	1.65%
Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Notional amount | R								R 1,000,000,000						1,000,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Undrawn facilities													0		35,000,000
Syndicated loan facility (R1bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)						1.30%	1.30%	1.30%
Siguiri revolving credit facilities ($65m)
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 65,000,000		R 65,000,000
Siguiri revolving credit facilities ($65m) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)						8.50%	8.50%	8.50%
Geita revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 150,000,000		R 150,000,000
Capped amount, Tanzanian Shilling Facility						45,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Undrawn facilities						$ 41,000,000							40,000,000		57,000,000
Tanzanian shilling component of unsecured $150m multi-currency facility
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)						12.50%	12.50%	12.50%
US Dollar component of unsecured $150m multi-currency facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)						6.70%	6.70%	6.70%
Revolving credit facilities ($100m)
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 100,000,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Gross lease liabilities						0							0		57,000,000
Other
Disclosure of detailed information about borrowings [line items]
Gross lease liabilities						0							0		4,000,000
Syndicated revolving credit facility (R2.5bn) - SA rand
Disclosure of detailed information about borrowings [line items]
Notional amount | R										R 2,500,000,000				2,500,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Undrawn facilities													179,000,000		174,000,000
FirstRand Bank Limited (R500m; 2019 & 2018: R750m) - SA rand
Disclosure of detailed information about borrowings [line items]
Notional amount | R								R 500,000,000						R 750,000,000		R 750,000,000
Reconciliation of borrowings (excluding lease liabilities) (4):
Undrawn facilities						34,000,000							54,000,000		52,000,000
Geita revolving credit facility ($150m), excl. Tanzanian Shilling component
Disclosure of detailed information about borrowings [line items]
Notional amount						105,000,000
Debt carried at amortised cost | Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						764,000,000							762,000,000		761,000,000
Debt carried at amortised cost | Rated bonds - issued April 2010
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						295,000,000							1,003,000,000		1,002,000,000
Debt carried at amortised cost | Rated bonds - issued October 2020
Disclosure of detailed information about borrowings [line items]
Unsecured bonds						692,000,000							0		0
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						0							15,000,000		0
Reconciliation of borrowings (excluding lease liabilities) (4):
Undrawn facilities						1,400,000,000
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Within one year
Disclosure of detailed information about borrowings [line items]
Unsecured facilities
Debt carried at amortised cost | Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | Between one and two years
Disclosure of detailed information about borrowings [line items]
Unsecured facilities
Debt carried at amortised cost | Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities													0		28,000,000
Debt carried at amortised cost | Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities													72,000,000		35,000,000
Debt carried at amortised cost | Siguiri revolving credit facilities ($65m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						67,000,000							67,000,000		0
Debt carried at amortised cost | Siguiri revolving credit facilities ($65m) | Within one year
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						2,000,000
Debt carried at amortised cost | Siguiri revolving credit facilities ($65m) | Between one and two years
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						65,000,000
Debt carried at amortised cost | Geita revolving credit facility ($150m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						113,000,000							114,000,000		60,000,000
Debt carried at amortised cost | Revolving credit facilities ($100m)
Disclosure of detailed information about borrowings [line items]
Unsecured facilities															$ 103,000,000
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						67,000,000
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component | Within one year
Disclosure of detailed information about borrowings [line items]
Unsecured facilities						67,000,000
Debt carried at amortised cost | Geita revolving credit facility ($150m), excl. Tanzanian Shilling component | Between one and two years
Disclosure of detailed information about borrowings [line items]
Unsecured facilities